Leases (Details) - ARS ($) $ in Millions	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Statement [Line Items]
Future minimum proceeds generated from non-cancellable operating leases	$ 77,383	$ 80,750	$ 56,494
More Than 5 Years [Member]
Statement [Line Items]
Future minimum proceeds generated from non-cancellable operating leases	10,630	22,476	19,239
Later Than 1 Year And Not Later Than 5 Years [Member]
Statement [Line Items]
Future minimum proceeds generated from non-cancellable operating leases	30,511	38,322	21,694
No Later Than 1 Year [Member]
Statement [Line Items]
Future minimum proceeds generated from non-cancellable operating leases	$ 36,242	$ 19,952	$ 15,561